Statement of Stockholders' Equity (Parenthetical) - $ / shares	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Feb. 14, 2020
Number of shares forfeited	750,000	750,000	750,000
Underwriters in Private Placement
Sale of common stock price per share			$ 10
Founders
Sale of common stock price per share	$ 0.0044		0.0044
Founders | Private Placement
Sale of common stock price per share			$ 10
Founders | Common Stock
Sale of common stock price per share				$ 0.0044
Number of shares forfeited		750,000	750,000